                                THE GALAXY FUND
                                  ("Galaxy")

                           All Share Classes of the

                    Galaxy Institutional Money Market Fund
               Galaxy Institutional Government Money Market Fund
                Galaxy Institutional Treasury Money Market Fund

                    Supplement dated August 2, 2005 to the
                     Prospectuses dated February 28, 2005

                           All Share Classes of the

                           Galaxy Money Market Fund
                      Galaxy Government Money Market Fund
                    Galaxy U.S. Treasury Money Market Fund
                      Galaxy Tax-Exempt Money Market Fund
                Galaxy Connecticut Municipal Money Market Fund
               Galaxy Massachusetts Municipal Money Market Fund
                  Galaxy New York Municipal Money Market Fund

                    Supplement dated August 2, 2005 to the
                     Prospectuses dated September 30, 2004

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

   On August 2, 2005, the Board of Trustees of Galaxy approved an Agreement and Plan of Reorganization between Galaxy and Nations Funds Trust ("Nations Funds Trust"), a registered investment company, the portfolio series of which are advised by Banc of America Capital Management LLC ("BACAP"), a direct wholly-owned subsidiary of Bank of America, NA ("Bank of America"). BACAP is an affiliate of Columbia Management Advisors Inc., an indirect wholly-owned subsidiary of Bank of America that serves as investment adviser to the Galaxy Funds. The Agreement and Plan of Reorganization provides for the reorganization of each Galaxy Fund shown in the following chart into a corresponding acquiring portfolio series of Nations Funds Trust.

   The Agreement and Plan of Reorganization will be submitted to a vote of the shareholders of each Galaxy Fund at a meeting to be held on or about November 16, 2005. If the Agreement and Plan of Reorganization is approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each Galaxy Fund will be transferred to the corresponding
Nations Fund and shareholders of the Galaxy Fund will become shareholders of the Nations Fund and receive shares of the designated class of the Nations Fund in exchange for their shares of the Galaxy Fund as shown in the following chart.

Galaxy Fund                                        Corresponding Nations Fund
-----------                                        --------------------------
Galaxy Institutional Government Money Market Fund  Columbia Government Plus Reserves
Institutional Shares                               Capital Class Shares
Select Shares                                      Trust Class Shares
Preferred Shares                                   Adviser Class Shares

Galaxy Government Money Market Fund                Columbia Government Plus Reserves
Retail A Shares                                    Retail A Shares
Trust Shares                                       G-Trust Shares

Galaxy Fund                                        Corresponding Nations Fund
-----------                                        --------------------------
Galaxy Institutional Treasury Money Market Fund    Nations Treasury Reserves
Institutional Shares                               Capital Class Shares
Select Shares                                      Trust Class Shares
Preferred Shares                                   Adviser Class Shares

Galaxy Money Market Fund                           Nations Money Market Reserves
Retail A Shares                                    Retail A Shares
Trust Shares                                       G-Trust Shares

Galaxy U.S. Treasury Money Market Fund             Nations Government Reserves
Retail A Shares                                    Retail A Shares
Trust Shares                                       G-Trust Shares

Galaxy Tax-Exempt Money Market Fund                Nations Tax-Exempt Reserves
Retail A Shares                                    Retail A Shares
Trust Shares                                       G-Trust Shares

Galaxy New York Municipal Money Market Fund        Nations New York Tax-Exempt Reserves
Retail A Shares                                    Retail A Shares
Trust Shares                                       G-Trust Shares

A combined proxy statement and prospectus with respect to the proposed reorganization will be mailed to shareholders in advance of the meeting. If the Agreement and Plan of Reorganization is approved by shareholders of a Galaxy Fund, it is expected that the reorganization of the Fund will occur on or about November 18, 2005.

   In addition, on August 2, 2005, the Board of Trustees of Galaxy approved an Agreement and Plan of Reorganization between Galaxy and Nations Funds Trust that provides for the reorganization of each of the Galaxy Funds shown in the following chart into a corresponding newly-created portfolio series of Nations Funds Trust with no prior operating history. The Agreement and Plan of Reorganization will be submitted to a vote of the shareholders of each Galaxy Fund at a meeting to be held on or about November 16, 2005. If the Agreement and Plan of Reorganization is approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each Galaxy Fund will be transferred to the corresponding Nations Fund and the shareholders of the Galaxy Fund will become shareholders of the Nations Fund and receive shares of the designated class of the Nations Fund in exchange for their shares of the Galaxy Fund as shown in the following chart:

Galaxy Fund                                        Corresponding Nations Fund
-----------                                        --------------------------
Galaxy Institutional Money Market Fund             Columbia Prime Reserves
Institutional Shares                               Capital Class Shares
Select Shares                                      Trust Class Shares
Preferred Shares                                   Adviser Class Shares

Galaxy Connecticut Municipal Money Market Fund     Columbia Connecticut Municipal Reserves
Retail A Shares                                    Retail A Shares
Galaxy Trust Shares                                G-Trust Shares

Galaxy Massachusetts Municipal Money Market Fund   Columbia Massachusetts Municipal Reserves
Retail A Shares                                    Retail A Shares
Trust Shares                                       G-Trust Shares

A proxy statement with respect to the proposed reorganization will be mailed to shareholders in advance of the meeting. If the Agreement and Plan of Reorganization is approved by shareholders of a Galaxy Fund, it is expected that the reorganization will occur on or about November 23, 2005.

   Following the closing of the reorganizations contemplated by the Agreements and Plans of Reorganization described above, Galaxy will be deregistered as an investment company and terminated under state law.


GLOBAL-SUP2 (8/2/05)

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